Summary of Significant Accounting Policies (Details) - Long-term Debt, Type [Domain] - USD ($) $ / shares in Units, $ in Millions			1 Months Ended		2 Months Ended	12 Months Ended
	Sep. 03, 2014	Aug. 05, 2014	Oct. 31, 2014	Aug. 31, 2014	Feb. 13, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Percentage of LIFO Inventory						40.00%	39.00%
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward 1						$ 1,224
Synchrony Financial
Subsidiary Sale Of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction						$ 2,842
Sale of Stock, Percentage of Ownership after Transaction						85.00%
Proceeds From Issuance Of Unsecured Debt				$ 8,000
Unsecured Long-Term Debt, Noncurrent			$ 750	$ 3,593	$ 1,000
Debt Conversion Original Debt Due Date Of Debt Year			2019	2019	2020
Synchrony Financial Noncontrolling Interest						15.00%
Debt Instrument Term				10 years
Synchrony Financial | IPO [Member]
Subsidiary Sale Of Stock [Line Items]
Sale of Stock, Number Of Shares Issued In Transaction	3,500,000	125,000,000
Sale of Stock, Price Per Share		$ 23